As filed with the Securities and Exchange Commission on August 21, 2014

1933 Act File No. 333-150525

1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	115	[ X ]

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[ X ]
Amendment No.	117	[ X ]

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl Rafferty Asset Management, LLC 1301 Avenue of the Americas (6th Avenue) 35th Floor New York, NY 10019	Eric S. Purple K&L Gates LLP 1601 K Street, NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[  X  ]       immediately upon filing pursuant to paragraph (b)

[       ]       On (date) pursuant to paragraph (b)

[       ]       60 days after filing pursuant to paragraph (a)(1)

[       ]       On (date) pursuant to paragraph (a)(1)

[       ]       75 days after filing pursuant to paragraph (a)(2)

[       ]       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[        ]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectuses that were filed with the Securities and Exchange Commission in Post-Effective Amendment No. 112 to the Registrant’s registration statement on August 1, 2014 and effective on August 1, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the 1940 Act, as amended, the Registrant certifies that this Post-Effective Amendment No. 115 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 115 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on August 21, 2014.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill*
Daniel D. O’Neill
Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 115 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill*	Chief Executive Officer and	August 21, 2014
Daniel D. O’Neill	Chairman of the Board

/s/ Gerald E. Shanley III*	Trustee	August 21, 2014
Gerald E. Shanley III

/s/ John Weisser*	Trustee	August 21, 2014
John Weisser

/s/ Eric W. Falkeis*	Principal Executive Officer	August 21, 2014
Eric Falkeis

/s/ Patrick J. Rudnick*	Principal Financial Officer	August 21, 2014
Patrick J. Rudnick	and Assistant Secretary

*By:	/s/Angela Brickl
Angela Brickl, Attorney-In Fact pursuant to the Powers of Attorney filed with Post-Effective Amendment Nos. 89 and 103 to the Trust’s Registration Statement filed with the SEC on September 16, 2013 and May 30, 2014, respectively.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE